Schedule of Investments (unaudited)
February 28, 2022
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Rocket Lab USA, Inc. (Acquired 10/08/21, cost $12,000,000)(a)(b)	1,200,000	$ 11,448,000
Automobiles — 4.7%
BYD Co. Ltd., Class H	1,734,000	53,732,086
Rivian Automotive, Inc., Class A(a)(c)	407,895	27,557,386
Tesla, Inc.(a)(c)	278,639	242,535,745
		323,825,217
Banks — 0.5%
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(d)	25,600	37,531,703
Capital Markets — 1.1%
Coinbase Global, Inc., Class A(a)	88,825	16,945,145
S&P Global, Inc.	157,586	59,205,060
		76,150,205
Diversified Consumer Services — 0.1%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(d)	2,241	8,478,667
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	452,142	77,976,409
Entertainment — 2.2%
Activision Blizzard, Inc.	913,699	74,466,469
Roku, Inc.(a)	241,308	33,669,705
Warner Music Group Corp., Class A	1,176,899	42,627,282
		150,763,456
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A(a)	229,306	34,737,566
Booking Holdings, Inc.(a)	27,458	59,645,640
		94,383,206
Interactive Media & Services — 8.3%
Alphabet, Inc., Class A(a)	89,719	242,343,580
Kakao Corp.	1,665,916	131,935,232
Snap, Inc., Class A(a)	1,736,145	69,341,631
Z Holdings Corp.	11,366,600	55,637,770
ZoomInfo Technologies, Inc.(a)	1,286,666	70,367,763
		569,625,976
Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(a)	52,078	159,945,078
Farfetch Ltd., Class A(a)(c)	1,669,915	31,811,881
Jasper Infotech Private Ltd. (Acquired 05/07/14 - 10/29/14, cost $1,414,399)(a)(b)(d)	304,000	443,840
MercadoLibre, Inc.(a)(c)	53,355	60,112,411
		252,313,210
IT Services — 15.2%
Accenture PLC, Class A	343,476	108,545,286
Adyen NV(a)(e)	28,045	58,453,455
Automatic Data Processing, Inc.	295,428	60,397,300
Block, Inc.(a)	677,137	86,334,967
Globant SA(a)	317,123	86,891,702
GMO Payment Gateway, Inc.	511,700	49,495,622
Mastercard, Inc., Class A	383,378	138,330,450
MongoDB, Inc.(a)	167,533	63,995,931
Okta, Inc.(a)	351,410	64,251,805
PayPal Holdings, Inc.(a)	648,364	72,571,383
Shopify, Inc., Class A(a)(c)	40,014	27,780,120
Snowflake, Inc., Class A(a)	60,103	15,966,963
Twilio, Inc., Class A(a)	402,340	70,329,032
Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	596,393	$ 128,892,455
Wise PLC, Class A(a)	2,215,928	15,866,303
		1,048,102,774
Machinery — 0.4%
Microvast Holdings, Inc. (Acquired 07/23/21, cost $45,000,000)(a)(b)	4,500,000	29,796,044
Professional Services — 0.8%
Equifax, Inc.	262,240	57,257,482
Semiconductors & Semiconductor Equipment — 26.7%
Advanced Micro Devices, Inc.(a)	1,393,087	171,823,351
Alphawave IP Group PLC(a)(c)	9,867,850	24,754,538
Analog Devices, Inc.	293,178	46,993,502
ASML Holding NV	249,268	166,766,297
Broadcom, Inc.	86,546	50,840,582
GLOBALFOUNDRIES, Inc.(a)(c)	860,435	52,297,239
Lam Research Corp.	273,948	153,780,710
Marvell Technology, Inc.	3,435,595	234,754,206
Micron Technology, Inc.	637,854	56,679,706
Monolithic Power Systems, Inc.	262,775	120,534,892
NVIDIA Corp.	601,458	146,665,533
NXP Semiconductors NV	524,844	99,783,341
QUALCOMM, Inc.	532,410	91,569,196
SOITEC(a)	395,918	64,146,542
STMicroelectronics NV	2,363,666	99,222,083
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,245,298	133,259,339
Wolfspeed, Inc.(a)(c)	1,204,218	123,697,273
		1,837,568,330
Software — 23.4%
Adobe, Inc.(a)	142,773	66,772,077
Altium Ltd.	1,642,474	38,837,949
ANSYS, Inc.(a)	202,887	65,773,937
AppLovin Corp., Class A(a)(c)	1,244,114	72,258,141
Atlassian Corp. PLC, Class A(a)	298,911	91,383,071
Avalara, Inc.(a)	351,227	36,495,998
Avidxchange, Inc. (Acquired 07/29/20, cost $3,798,430)(a)(b)	310,000	2,951,200
Cadence Design Systems, Inc.(a)	620,310	93,933,543
Crowdstrike Holdings, Inc., Class A(a)	295,886	57,759,906
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,891)(a)(b)(d)	106,661	20,578,107
DocuSign, Inc.(a)	331,861	39,302,298
Elastic NV(a)	449,295	38,931,412
Fair Isaac Corp.(a)	181,590	85,563,392
Gitlab, Inc. (Acquired 09/10/19, cost $5,163,324)(a)(b)	277,160	15,956,101
Gitlab, Inc., Class A(a)(c)	99,890	5,820,590
Intuit, Inc.	245,701	116,553,183
Microsoft Corp.	1,273,779	380,592,428
Paycom Software, Inc.(a)	128,760	43,676,680
salesforce.com, Inc.(a)	325,095	68,442,250
ServiceNow, Inc.(a)	163,027	94,542,618
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(d)	149,520	3,920,414
Workday, Inc., Class A(a)	235,964	54,047,554
Xero Ltd.(a)	636,016	43,731,212
Zscaler, Inc.(a)	324,945	77,710,597
		1,615,534,658

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	2,659,778	$ 439,182,543
Total Common Stocks — 96.2% (Cost: $4,570,134,592)		6,629,937,880
Preferred Securities
Preferred Stocks — 1.9%
Diversified Consumer Services — 0.1%
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(d)	2,371	8,970,513
Food Products — 0.2%
Farmer’s Business Network, Inc., Series F (Acquired 07/31/20, cost $6,419,592)(a)(b)(d)	194,200	10,898,504
Interactive Media & Services — 0.5%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $22,999,949)(a)(b)(d)	209,903	34,168,262
Road & Rail — 0.0%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,492,260)(a)(b)(d)	125	2,390,368
Semiconductors & Semiconductor Equipment — 0.5%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(d)	581,814	11,950,459
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(d)	184,153	19,954,819
		31,905,278
Software — 0.6%
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(d)	86,150	16,620,919
Series G (Acquired 02/01/21, cost $12,500,003)(a)(b)(d)	70,475	13,596,742
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(b)(d)	7,120	186,686
Series B (Acquired 03/05/21, cost $314,316)(a)(b)(d)	11,480	301,006
Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(d)	304,000	7,970,880
Security	Shares	Value
Software (continued)
Unqork, Inc.
Series Seed (Acquired 03/05/21, cost $489,544)(a)(b)(d)	17,880	$ 468,814
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(b)(d)	6,600	173,052
		39,318,099
Total Preferred Securities — 1.9% (Cost: $76,985,427)		127,651,024
Total Long-Term Investments — 98.1% (Cost: $4,647,120,019)		6,757,588,904
Short-Term Securities(f)(g)
Money Market Funds — 5.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	145,340,426	145,340,426
SL Liquidity Series, LLC, Money Market Series, 0.18%(h)	227,465,062	227,465,062
Total Short-Term Securities — 5.4% (Cost: $372,818,622)		372,805,488
Total Investments — 103.5% (Cost: $5,019,938,641)		7,130,394,392
Liabilities in Excess of Other Assets — (3.5)%		(239,263,966)
Net Assets — 100.0%		$ 6,891,130,426
(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $258,755,100, representing 3.8% of its net assets as of period end, and an original cost of $168,023,054.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 143,742,056	$ 1,598,370(a)	$ —	$ —	$ —	$ 145,340,426	145,340,426	$ 8,340	$ —
SL Liquidity Series, LLC, Money Market Series	—	227,571,182(a)	—	(92,986)	(13,134)	227,465,062	227,465,062	11,328,112(b)	—
				$ (92,986)	$ (13,134)	$ 372,805,488		$ 11,336,452	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ —	$ 11,448,000	$ —	$ 11,448,000
Automobiles	270,093,131	53,732,086	—	323,825,217
Banks	—	—	37,531,703	37,531,703
Capital Markets	76,150,205	—	—	76,150,205
Diversified Consumer Services	—	—	8,478,667	8,478,667
Electronic Equipment, Instruments & Components	77,976,409	—	—	77,976,409
Entertainment	150,763,456	—	—	150,763,456
Hotels, Restaurants & Leisure	94,383,206	—	—	94,383,206
Interactive Media & Services	382,052,974	187,573,002	—	569,625,976
Internet & Direct Marketing Retail	251,869,370	—	443,840	252,313,210
IT Services	924,287,394	123,815,380	—	1,048,102,774
Machinery	—	29,796,044	—	29,796,044
Professional Services	57,257,482	—	—	57,257,482
Semiconductors & Semiconductor Equipment	1,507,433,408	330,134,922	—	1,837,568,330
Software	1,489,559,675	101,476,462	24,498,521	1,615,534,658
Technology Hardware, Storage & Peripherals	439,182,543	—	—	439,182,543
Preferred Securities	—	—	127,651,024	127,651,024
Short-Term Securities
Money Market Funds	145,340,426	—	—	145,340,426
	$ 5,866,349,679	$ 837,975,896	$ 198,603,755	6,902,929,330
Investments valued at NAV(a)				227,465,062
				$ 7,130,394,392
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Technology Opportunities Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening Balance, as of May 31, 2021	$69,278,847	$37,441,909	$206,720,756
Transfers into Level 3	—	—	—
Transfers out of Level 3	(8,189,372)	(25,300,671)	(33,490,043)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	9,863,256	15,780,759	25,644,015
Purchases	—	—	—
Sales	—	(270,973)	(270,973)
Closing Balance, as of February 28, 2022	$ 70,952,731	$ 127,651,024	$ 198,603,755
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022(a)	$ 9,863,256	$ 15,780,759	$ 25,644,015

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 70,952,731	Market	Revenue Multiple	7.32x-30.50x	25.97x
Preferred Securities	127,651,024	Market	Revenue Multiple Volatility Time to Exit	3.10x-30.50x 50% 4.0	16.08x — —
	$ 198,603,755

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Portfolio Abbreviation
ADR	American Depositary Receipt
4